SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A common stock reflected in the balance sheet (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Gross proceeds		$ 172,500,000
Proceeds allocated to Public Warrants		(4,830,000)
Class A common stock issuance costs		(12,275,464)
Redemptions	$ (161,414,919)
Accretion of carrying value to redemption value	1,563,349	20,555,464
Mandatorily redeemable common stock liability	(716,610)
Class A common stock subject to redemption	15,381,820	175,950,000
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Class A common stock subject to redemption	$ 15,381,820	$ 175,950,000